Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of June 30, 2023 and December 31, 2022 are as follows:

	Balance as of June 30, 2023		Balance as of December 31, 2022
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	92,902	10,465	94,192	12,159
Foreign exchange derivatives instruments	2,521	-	3,189	-
Notes conversion option (Note 14)	-	2,307	-	4,688
Total	95,423	12,772	97,381	16,847